Investments - Business Combination - Facepa (Details) - BRL (R$) R$ in Thousands		9 Months Ended	12 Months Ended
	Mar. 01, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2018
Facepa
Business Combination
Percentage of total capital acquired	92.84%
Current
Cash and cash equivalents	R$ 12,743
Trade accounts receivable	49,315
Inventories	20,162
Recoverable taxes	13,710
Other assets	2,011
Total current assets	97,941
Non-current
Recoverable taxes	425
Judicial deposits	1,341
Other assets	290
Investment	423
Property, plant and equipment	77,431
Intangible	211		R$ 53,477
Total non-current assets	80,121
Total assets	178,062
Current
Trade accounts payable	21,814
Loans and financing	5,277
Taxes payable	8,087
Advances to suppliers	595
Dividends payable	1,717
Trade accounts payable with transaction	9,762
Other liabilities	1,214
Total current liabilities	48,466
Non-Current
Loans and financing	21,399
Labor provision	1,350
Other liabilities	418
Total non-current liabilities	23,167
Total net	106,429
Total liabilities	178,062
Assets identified in the valuation, based on their estimated fair values
Net assets	106,429
Property, plant and equipment	49,814
Total net assets at fair value	210,310
Total consideration transferred / to be transferred	307,876			R$ 307,876
Non-controlling interest	15,016
Goodwill on business combination	112,582
Non-controlling interest, net of amortization and depreciation			13,807
Pro-forma revenue		R$ 271,413
Pro-forma loss		R$ (3,759)
Facepa | Trademarks
Non-current
Intangible			21,598
Assets identified in the valuation, based on their estimated fair values
Intangible	21,598
Facepa | Customer relationship
Non-current
Intangible			28,505
Assets identified in the valuation, based on their estimated fair values
Intangible	28,505
Facepa | Non-Compete
Non-current
Intangible			R$ 3,374
Assets identified in the valuation, based on their estimated fair values
Intangible	R$ 3,374
AGFA
Business Combination
Percentage of total capital acquired	100.00%
Non-Current
Total net	R$ 589
Assets identified in the valuation, based on their estimated fair values
Net assets	R$ 589
Paper | Facepa | Tissue
Assets identified in the valuation, based on their estimated fair values
Percentage of goodwill to consideration transferred			36.60%